ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
NOTE 10 - ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities are as follows:

	December 31,
	2019	2018

Accrued payroll and related costs	$20,662	$21,082
Accrued vacation	6,639	6,647
Accrual for minimum wage increase	-	508
Labor union contribution	2,089	2,197
Severance accrual for Procheck termination	-	7,728
Deferred revenue	1,652	2,001
Other	3,991	2,510
Total accrued expenses and other current liabilities	$35,033	$42,673